Cover Page	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	AAON, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	0-18953
Entity Tax Identification Number	87-0448736
Entity Address, Address Line One	2425 South Yukon Ave.,
Entity Address, City or Town	Tulsa,
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74107
City Area Code	918
Local Phone Number	583-2266
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AAON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000824142
Amendment Flag	false